Other Operating Revenue (Expenses), Net	12 Months Ended
Dec. 31, 2023
Other Operating Revenue (Expenses), Net [Abstract]
Other operating revenues (expenses), net
23	Other operating revenues (expenses), net

Other operating revenue and expenses correspond to the effects of significant or unusual events during the fiscal year not classified into the definition of other items of the statement of operations.

	For the year ended December 31,
	2023	2022	2021

Result with property, plant and equipment and leases	55	(34)	12
Expenses related to legal proceedings	(1)	(19)	9
Restructuring expenses and others	(5)	(33)	(74)
Indemnity assets	-	14	-
	49	(72)	(53)